Intangible Assets (Details Narrative) (10-K) - USD ($)	Oct. 02, 2020	Mar. 31, 2021
Gross carrying amount		$ 2,619,689
Skincare Assets [Member]
Gross carrying amount	$ 1,944,689
Intangible asset useful life	4 years